Pension Plan (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status
The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2019	2020	2021
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	5,838	1,754	1,716
Service cost	275	5	35
Interest cost	91	5	20
Actuarial loss (gain)	72	(8)	142
Benefits paid	(450)	(40)	(110)
Disposal of subsidiary	(4,072)	—	—

Projected benefit obligation at end of year	1,754	1,716	1,803

Change in plan assets
Fair value of plan assets at beginning of year	5,410	1,487	1,551
Actual return on plan assets	98	49	48
Employer contributions	85	49	70
Benefits paid	(448)	(34)	(30)
Disposal of subsidiary	(3,658)	—	—

Fair value of plan assets at end of year	1,487	1,551	1,639

Funded status recognized as an other liabilities	(267)	(165)	(164)

Amounts Recognized in Accumulated Other Comprehensive Income
Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2019	2020	2021
	US$	US$	US$
Net loss	693	754	718

Total recognized in accumulated other comprehensive income	693	754	718

Components of Net Periodic Benefit Cost
The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2019	2020	2021
	US$	US$	US$
Service cost	275	5	35
Interest cost	91	5	20
Projected return on plan assets	(77)	(29)	(33)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	48	37	34

Net periodic benefit cost	337	18	56

Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss
Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2019	2020	2021
	US$	US$	US$
Recognized decrease in net gain (loss)	15	61	(36)

Total recognized in other comprehensive loss (income)	15	61	(36)

Expected Benefit Payments	Expected benefit payments:

US$
2022	22
2023	16
2024	64
2025	54
2026	96
2027 and thereafter	267

Actuarial Assumptions to Determine Benefit Obligations
The actuarial assumptions to determine the benefit obligations are as follows:

	2019	2020	2021
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.00%	0.50%	0.75%
Rate of compensation increase	4.00%	4.00%	4.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.00%	0.50%	0.75%
Expected long-term return on plan assets	2.00%	2.00%	2.00%
Rate of compensation increase	4.00%	4.00%	4.00%